Equity-Accounted Investees	12 Months Ended
Dec. 31, 2019
Equity-Accounted Investees
Equity-Accounted Investees

(11)  Equity-Accounted Investees

Details of this caption in the consolidated balance sheet for equity accounted investees with similar activity to that of the Group at 31 December 2019 and 2018 are as follows:

		Thousands of		Thousands of
		Euros		Euros
	% ownership	31/12/2019	% ownership	31/12/2018
Interstate Blood Bank, Inc.	100.00%	—	49.19%	29,595
Bio Blood Components Inc.	0.00%	—	48.97%	38,223
Plasma Biological Services, LLC	0.00%	—	48.90%	21,809
Access Biologicals LLC	49.00%	49,922	49.00%	47,742
Plasmavita HealthCare	50.00%	10,368	50.00%	9,920
		60,290		147,289

Movement in the investments in equity-accounted investees with similar activity to that of the Group for the year ended at 31 December 2019is as follows:

Thousands of Euros
2019
Balance at 1 January	—
Transfer accounted investees with similar activity to that of the Group	147,289
Transfers	(94,127)
Share of profit / (losses)	8,972
Share of other comprehensive income / translation differences	2,624
Losses for Impairment	—
Collected dividends	(4,468)
Balance at 31 December	60,290

Plasmavita Healthcare GmbH

In 2017, Grifols established PLASMAVITA GmbH, a joint venture between Grifols (50%) and two European partners (50%). The company aims to establish at least 10 plasma centers in Germany. The share capital amounts to 25,000 euros, divided into 25,000 nominal shares of 1 euro each, subscribed by both parties at 12,500 euros each. In addition, Grifols contributes an amount of Euros 10,000 thousand, which can be increased by an additional 10 million euros, which will be used to finance the project.

Access Biologicals LLC.

On 12 January 2017, the group announced the acquisition of 49% of the voting rights in Access Biologicals LLC, a company based in San Diego, California, USA, for the amount of US Dollars 51 million. Grifols entered into an option agreement to purchase the remaining 51% voting rights in five years, in 2022. Grifols also signed a supply agreement to sell to Access Biologicals biological products not meant for therapeutic use.

The principal business activity of Access Biologicals is the collection and manufacturing of an extensive portfolio of biologicals products. Combined with closed-loop material sourcing, it provides critical support for various markets such as in-vitro diagnostic manufacturing, biopharmaceutical, cell culture and diagnostic research & development.

Movement in Access Biological’s equity-accounted investment for the years ended 31 December 2019 and 2018 are as follows:

	Thousand of Euros
	31/12/2019	31/12/2018
Balance at 1 January	47,742	44,219
Acquisitions	—	—
Share of profit / (losses)	3,938	3,039
Share of other comprehensive income / translation differences	967	2,073
Collected dividends	(2,725)	(1,589)
Balance at 31 December	49,922	47,742

Interstate Blood Bank, Inc., Bio-Blood Components, Inc. and Plasma Biological Services, Llc.

On 11 May 2016 Grifols acquired a 49.19% stake in Interstate Blood Bank, Inc. (IBBI), 48.97% of Bio-Blood Components, Inc. (Bio-Blood) and 48.90% of Plasma Biological Services, LLC. (PBS) (“IBBI Group”), a group based in Memphis, USA, for the price of US Dollars 100 million (Euros 88,215 thousand). GWWO also entered into an option agreement to purchase the remaining  stakes for a price of US Dollars 100 million for an option price of US Dollars 10 million (Euros 9,007 thousand) (see notes 12 and 30). The purchase price and the call right were paid upon signature of the contract. The principal business activity of IBBI and its affiliates is the collection of plasma for the plasma fractionation industry, with 23 plasma collection centers, 9 blood donation centers and one laboratory.

In April 2019, the Group has exercised the call option and has completed the acquisition of the remaining shares of the IBBI companies, which are now considered part of the group, and start using the global consolidation method instead of the equity method (see note 3(c)). In September 2019, the Group merged all IBBI companies into Interstate Blood Bank, Inc. (IBBI). As a consequence, the Group now owns 100% in IBBI.

Movement in Interstate Blood Bank, Inc., Bio-blood Components, Inc. and Plasma Biological Services, LLC.’s equity-accounted investment for the years ended 31 December 2019 and 2018 is as follows:

	Thousands of Euros			Thousands of Euros
	31/12/2019			31/12/2018
	IBBI	Bio-Blood	PBS	IBBI	Bio-Blood	PBS	TOTAL 2019	TOTAL 2018
Balance at 1 January	29,595	38,223	21,809	27,936	32,960	23,010	89,627	83,906
Transfers	(31,453)	(38,606)	(24,068)	—	—	—	(94,127)	—
Share of profit / (losses)	6,853	(2,543)	276	1,830	3,492	(2,181)	4,586	3,141
Share of other comprehensive income / translation differences	(3,251)	2,926	1,983	1,298	1,771	980	1,658	4,049
Collected dividend	(1,744)	—	—	(1,469)	—	—	(1,744)	(1,469)
Balance at 31 December	—	—	—	29,595	38,223	21,809	—	89,627

Details of this caption in the consolidated balance sheet for the rest of equity accounted investees at 31 December 2019 and 2018 are as follows:

		Thousands of Euros		Thousands of Euros
	% ownership	31/12/2019	% ownership	31/12/2018
Alkahest, Inc.	47.58%	14,708	47.58%	28,336
Albajuna Therapeutics, S.L	49.00%	5,228	30.00%	1,106
Singulex, Inc.	0.00%	—	19.33%	19,256
GigaGen, Inc	43.96%	23,997	43.96%	28,363
Mecwins, S.A.	24.99%	2,338	24.99%	2,555
Medcom Advance, S.A	45.00%	7,912	—	—

		54,183		79,616

Movement in the investments in the rest of equity-accounted investees at 31 December 2019, 2018 and 2017 is as follows:

	Thousands of Euros
	2019	2018	2017

Balance at 1 January	79,616	219,009	201,345

Acquisitions	12,369	12,222	80,685
Transfers	—	500	(16,000)
Share of profit / (losses)	(19,744)	(11,038)	(13,195)
Share of other comprehensive income / translation differences	1,736	9,270	(27,134)
Losses for Impairment	(19,794)	—	(6,692)
Collected dividends	—	(3,058)	—
Balance at 31 December	54,183	226,905	219,009

Medcom Advance, S.A.

In February 2019, the Group completed the acquisition of 45% of the shares in Medcom Advance, S.A. for an amount of Euros 8,602 thousand. Medcom Advance, S.A. is a company dedicated to investigation and development with a view to establishing proprietary patents using nanotechnology. The company is equity accounted.

Mecwins, S.A.

On 22 October 2018 Grifols allocated Euros 2 million to the capital increase of Mecwins through Progenika Biopharma, reaching 24.99% of the total capital.

Mecwins is a spin-off of the Institute of Micro and Nanotechnology of the Center for Scientific Research (CSIC), specialized in the development of innovative nanotechnological analysis tools for the diagnosis and prognosis of diseases.

Mecwins has developed ultrasensitive optical reading immunoassay technology from nanosensors for the detection of protein biomarkers in blood. This technology has potential applications in fields such as oncology, cardiovascular and infectious diseases.

The injection of capital, in which CRB Inverbio also participated with an additional Euros 2 million, will enable Mecwins to start developing pre-commercial prototypes of this technology and for Grifols to position itself in the field of nanotechnology applied to diagnosis.

GigaGen Inc.

On 5 July 2017, Grifols through its 100% subsidiary Grifols Innovation and New Technologies Limited (“GIANT”) acquired a 43.96% shareholding in GigaGen, Inc., a company based in San Francisco (USA) for the amount of US Dollars 35 million.

GIANT and GigaGen entered into a Research and Collaboration Agreement whereby in exchange of a collaboration fee of US Dollars 15 million in the aggregate, GigaGen will commit to carry out research activities to develop recombinant polyclonal immunoglobulin therapies derived from human B cells for the treatment of human diseases.

Movement in Gigagen’s equity-accounted investment for the years ended 31 December 2019 and 2018 is as follows:

	Thousand of Euros
	31/12/2019	31/12/2018
Balance at 1 January	28,363	29,047
Acquisitions	—	—
Share of profit / (losses)	(5,002)	(1,562)
Share of other comprehensive income / translation differences	636	878
Balance at 31 December	23,997	28,363

Singulex, Inc.

On 17 May 2016 Grifols subscribed and paid a capital increase for an amount of US Dollars 50 million (Euros 44,107 thousand) in the US company Singulex, Inc. (“Singulex”). As a result, Grifols held a 19.33% common stock interest in Singulex on a fully diluted basis at a pre-money valuation of US Dollars 200 million. Grifols was entitled to appoint a director to serve the board of directors of Singulex. As a result, Singulex granted Grifols an exclusive worldwide license for the use and sale of Singulex’ technology for the blood donor and plasma screening which has ensured the safety of blood and plasma products.

During the second half of 2019, Singulex has announced the cease of all its operations, after entering bankruptcy. Therefore, the Group has impaired both the investment made and loans granted by Grifols to this company (see note 12).

Movement in Singulex, Inc.’s equity-accounted investment for the years ended 31 December 2019 and 2018 is as follows:

	Thousand of Euros
	31/12/2019	31/12/2018
Balance at 1 January	19,256	29,322
Share of profit / (losses)	—	(10,975)
Share of other comprehensive income / translation differences	538	909
Losses for Impairment	(19,794)	—
Balance at 31 December	—	19,256

Kiro Grifols, S.L.

On 25 July 2017 the Group acquired an additional 40% interest in Kiro Grifols, S.L for an amount of Euros 12.8 million. With this new acquisition, Grifols owns 90% in Kiro Grifols S.L., which is considered part of the group, and started using the global consolidation method instead of the equity method (see note 3(b)).